OTHER CURRENT ASSETS	12 Months Ended
Feb. 29, 2012
OTHER CURRENT ASSETS
OTHER CURRENT ASSETS

7. OTHER CURRENT ASSETS

        Other current assets are comprised of the following:

	February 29, 2012	February 28, 2011
Deposits with suppliers	2,896	3,108
Prepaid expenses	1,425	786
Goods and services tax	474	652
Receivable from the Office of the Chief Scientist	75	275
Income Tax Receivable	484	221
Other & miscellaneous receivables	147	264

Total other current assets	5,501	5,306